Document and Entity Information	Aug. 24, 2020
Document And Entity Information
Document Type	497
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	DRIEHAUS MUTUAL FUNDS
Entity Central Index Key	0001016073
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 24, 2020
Document Effective Date	Aug. 24, 2020
Prospectus Date	Apr. 30, 2020